SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, plant, and equipment ("PPE") (Details)	12 Months Ended
Dec. 31, 2020
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	39 years
Furniture and fixtures | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Furniture and fixtures | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	7 years
Office equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Office equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Machinery and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Machinery and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	15 years
Auto and trucks
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years